Average Annual Total Returns	Putnam Strategic Intermediate Municipal Fund Class A Shares 1 Year	Putnam Strategic Intermediate Municipal Fund Class A Shares 5 Years	Putnam Strategic Intermediate Municipal Fund Class A Shares 10 Years	Putnam Strategic Intermediate Municipal Fund Class A Shares After Taxes on Distributions 1 Year	Putnam Strategic Intermediate Municipal Fund Class A Shares After Taxes on Distributions 5 Years	Putnam Strategic Intermediate Municipal Fund Class A Shares After Taxes on Distributions 10 Years	Putnam Strategic Intermediate Municipal Fund Class A Shares After Taxes on Distributions and Sales 1 Year	Putnam Strategic Intermediate Municipal Fund Class A Shares After Taxes on Distributions and Sales 5 Years	Putnam Strategic Intermediate Municipal Fund Class A Shares After Taxes on Distributions and Sales 10 Years	Putnam Strategic Intermediate Municipal Fund Class B Shares 1 Year	Putnam Strategic Intermediate Municipal Fund Class B Shares 5 Years	Putnam Strategic Intermediate Municipal Fund Class B Shares 10 Years	Putnam Strategic Intermediate Municipal Fund Class C Shares 1 Year	Putnam Strategic Intermediate Municipal Fund Class C Shares 5 Years	Putnam Strategic Intermediate Municipal Fund Class C Shares 10 Years	Putnam Strategic Intermediate Municipal Fund Class R6 Shares 1 Year		Putnam Strategic Intermediate Municipal Fund Class R6 Shares 5 Years		Putnam Strategic Intermediate Municipal Fund Class R6 Shares 10 Years		Putnam Strategic Intermediate Municipal Fund Class Y Shares 1 Year	Putnam Strategic Intermediate Municipal Fund Class Y Shares 5 Years	Putnam Strategic Intermediate Municipal Fund Class Y Shares 10 Years	Putnam Strategic Intermediate Municipal Fund Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (no deduction for fees, expenses or taxes) 1 Year		Putnam Strategic Intermediate Municipal Fund Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (no deduction for fees, expenses or taxes) 5 Years		Putnam Strategic Intermediate Municipal Fund Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (no deduction for fees, expenses or taxes) 10 Years		Putnam Strategic Intermediate Municipal Fund Bloomberg Barclays Municipal Bond-Bloomberg Barclays 3-15 Year Blend Municipal Bond Linked Benchmark (no deduction for fees, expense or taxes) 1 Year		Putnam Strategic Intermediate Municipal Fund Bloomberg Barclays Municipal Bond-Bloomberg Barclays 3-15 Year Blend Municipal Bond Linked Benchmark (no deduction for fees, expense or taxes) 5 Years		Putnam Strategic Intermediate Municipal Fund Bloomberg Barclays Municipal Bond-Bloomberg Barclays 3-15 Year Blend Municipal Bond Linked Benchmark (no deduction for fees, expense or taxes) 10 Years		Putnam Tax-Free High Yield Fund Class A 1 Year	Putnam Tax-Free High Yield Fund Class A 5 Years	Putnam Tax-Free High Yield Fund Class A 10 Years	Putnam Tax-Free High Yield Fund Class A After Taxes on Distributions 1 Year	Putnam Tax-Free High Yield Fund Class A After Taxes on Distributions 5 Years	Putnam Tax-Free High Yield Fund Class A After Taxes on Distributions 10 Years	Putnam Tax-Free High Yield Fund Class A After Taxes on Distributions and Sales 1 Year	Putnam Tax-Free High Yield Fund Class A After Taxes on Distributions and Sales 5 Years	Putnam Tax-Free High Yield Fund Class A After Taxes on Distributions and Sales 10 Years	Putnam Tax-Free High Yield Fund Class B 1 Year	Putnam Tax-Free High Yield Fund Class B 5 Years	Putnam Tax-Free High Yield Fund Class B 10 Years	Putnam Tax-Free High Yield Fund Class C 1 Year	Putnam Tax-Free High Yield Fund Class C 5 Years	Putnam Tax-Free High Yield Fund Class C 10 Years	Putnam Tax-Free High Yield Fund Class R6 1 Year		Putnam Tax-Free High Yield Fund Class R6 5 Years		Putnam Tax-Free High Yield Fund Class R6 10 Years		Putnam Tax-Free High Yield Fund Class Y 1 Year	Putnam Tax-Free High Yield Fund Class Y 5 Years	Putnam Tax-Free High Yield Fund Class Y 10 Years	Putnam Tax-Free High Yield Fund Bloomberg Barclays Municipal Bond Index (no deduction for fees, expenses or taxes) 1 Year	Putnam Tax-Free High Yield Fund Bloomberg Barclays Municipal Bond Index (no deduction for fees, expenses or taxes) 5 Years	Putnam Tax-Free High Yield Fund Bloomberg Barclays Municipal Bond Index (no deduction for fees, expenses or taxes) 10 Years
Total	3.81%	2.49%	3.87%	3.11%	2.29%	3.76%	3.48%	2.56%	3.76%	2.46%	2.35%	3.77%	6.22%	2.53%	3.48%	8.31%	[1]	3.56%	[1]	4.53%	[1]	8.38%	3.57%	4.53%	6.83%	[2]	3.20%	[2]	3.93%	[2]	7.54%	[3]	3.53%	[3]	4.34%	[3]	5.12%	3.91%	5.53%	4.74%	3.76%	5.44%	4.55%	3.80%	5.26%	3.81%	3.78%	5.44%	7.64%	3.97%	5.16%	9.74%	[4]	5.02%	[4]	6.22%	[4]	9.72%	5.02%	6.22%	7.54%	3.53%	4.34%

[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	As of August 28, 2020, the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (an unmanaged index comprised of investment-grade municipal securities ranging from 2 and 17 years in maturity) replaced the Bloomberg Barclays Municipal Bond Index (an unmanaged index considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year) as the benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Bloomberg Barclays Municipal Bond Index for the one-, five, and ten-year periods ended on December 31, 2019 were 7.54%, 3.53%, and 4.34%, respectively.
[3]	The Bloomberg Barclays Municipal Bond-Bloomberg Barclays 3-15 Year Blend Municipal Bond Linked Benchmark represents performance of the Bloomberg Barclays Municipal Bond Index through August 27, 2020 and performance of the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index thereafter.
[4]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.